PROPERTY, PLANT AND MINE DEVELOPMENT - Geographic Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and mine development
Property, plant and equipment	$ 7,325,418	$ 7,003,665	$ 6,234,302
Canada
Property, plant and mine development
Property, plant and equipment	5,166,239	5,000,544
Finland
Property, plant and mine development
Property, plant and equipment	1,428,331	1,205,935
Sweden
Property, plant and mine development
Property, plant and equipment	13,812	13,812
Mexico
Property, plant and mine development
Property, plant and equipment	714,576	780,877
United states
Property, plant and mine development
Property, plant and equipment	$ 2,460	$ 2,497